Balance Sheets (USD $)	Sep. 30, 2013	Mar. 31, 2013
Current assets:
Cash	$ 50	$ 50
Prepaid expenses		1,500
Total assets	50	1,550
Current liabilities:
Accounts payable
Total liabilities
Stockholders' equity (deficit):
Common stock, $0.0001 par value, 500,000,000 shares authorized, 70,000,000 shares issued and outstanding	7,000	7,000
Additional paid-in capital	(5,000)	(5,000)
(Deficit) accumulated during development stage	(1,950)	(450)
Total stockholders' equity (deficit)	50	1,550
Total liabilities and stockholders' equity (deficit)	$ 50	$ 1,550